Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 6 — Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2025	2024

License (Type 4 and Type 9)	$270,071	$270,795

The licenses of Type 4 and Type 9 have eligibility rights to provide advisory services on securities and asset management in Hong Kong. Management has determined that such assets have indefinite useful lives. As of December 31, 2025 and 2024, no impairment of Intangible assets was recognized.